Document And Entity Information	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Document Type	S-3
Entity Registrant Name	STABLECOIN DEVELOPMENT CORPORATION
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	68-0454536
Entity Address, Address Line One	222 Lakeview Ave, Suite 800
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	561
Local Phone Number	206-4345
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001389545
Amendment Flag	false